Interim condensed consolidated statements of operations and comprehensive loss (Unaudited) $ in Thousands, ¥ in Millions	6 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares
Revenues	$ 79,871	$ 48,142
Cost of revenues	(78,511)	(48,031)
Gross profit	1,360	111
Operating expenses
Selling and marketing expenses	(1,575)	(364)
General and administrative expenses	(7,288)	(1,395)
Research and development expenses	(622)	(412)
Total operating expenses	(9,485)	(2,171)
Operating loss	(8,125)	(2,060)
Other (expense)/income
Litigation related (expenses)/income	4,381	(1,438)
Interest expenses, net	(1,926)	(1,333)
Other income, net	392	101
Total other (expenses)/income, net	2,847	(2,670)
Loss before income tax expenses	(5,278)	(4,730)
Net loss	(5,278)	(4,730)
Less: net loss attributable to non-controlling interests	(39)	(177)
Less: net loss attributable to mezzanine equity		(69)
Less: accretion of mezzanine equity to redemption value		5,558
Net loss attributable to the Company’s ordinary shareholders	(5,239)	(10,042)
Foreign currency translation difference, net of tax of nil	1,470	(1,522)
Total comprehensive loss	(3,808)	(6,252)
Less: total comprehensive (loss)/income attributable to non-controlling interests	283	(185)
Comprehensive loss attributable to the Company	(4,091)	(6,067)
Non-redeemable Common Stock [Member]
Other (expense)/income
Net loss attributable to the Company’s ordinary shareholders	$ (5,239)	$ (7,210)
Net earnings per share of ordinary shares - Basic | $ / shares	$ (0.05)	$ (0.10)
Net earnings per share of ordinary shares - Diluted | $ / shares	$ (0.05)	$ (0.10)
Weighted average shares of outstanding ordinary shares - Basic | shares	106,059,912	73,580,500
Weighted average shares of outstanding ordinary shares - Diluted | shares	106,059,912	73,580,500
Redeemable Common Stock [Member]
Other (expense)/income
Net loss attributable to the Company’s ordinary shareholders		$ 2,726
Net earnings per share of ordinary shares - Basic | $ / shares		$ 0.09
Net earnings per share of ordinary shares - Diluted | $ / shares		$ 0.09
Weighted average shares of outstanding ordinary shares - Basic | shares		28,900,700
Weighted average shares of outstanding ordinary shares - Diluted | shares		28,900,700